ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS HELD FOR SALE [Abstract]
Summary of the major items of assets and liabilities classified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2022	2021
Assets
Cash and cash equivalents	$9	$9
Restricted cash	5	1
Trade receivables and other current assets	4	1
Financial instrument assets	3	—
Property, plant and equipment, at fair value	911	47
Other long-term assets	6	—
Assets held for sale	$938	$58
Liabilities
Current liabilities	$9	$—
Non-recourse borrowings	171	3
Financial instrument liabilities	167	—
Other long-term liabilities	1	3
Provisions	3
Liabilities directly associated with assets held for sale	$351	$6